First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 39.4%
	Collateralized Mortgage Obligations — 18.3%
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
$247,606	Series 2018-1, Class MA	3.00%	05/25/57	$230,306
112,390	Series 2018-2, Class MA	3.50%	11/25/57	108,099
79,566	Series 2018-3, Class MA	3.50%	08/25/57	76,302
155,609	Series 2018-4, Class MA	3.50%	03/25/58	148,857
216,786	Series 2019-2, Class MA	3.50%	08/26/58	206,279
632,161	Series 2019-4, Class HA	3.00%	02/25/59	581,413
425,025	Series 2019-4, Class MA	3.00%	02/25/59	393,939
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	220,415
403,468	Series 2019-2, Class A1C	2.75%	09/25/29	377,194
172,038	Series 2019-3, Class A1C	2.75%	11/25/29	160,329
1,001,000	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (b) (c)	6.11%	10/25/34	1,000,997
	Federal Home Loan Mortgage Corporation
585,494	Series 2015-4499, Class CZ	3.50%	08/15/45	500,102
977,706	Series 2017-4745, Class CZ	3.50%	01/15/48	869,861
429,300	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	5.47%	01/25/50	419,576
	Federal National Mortgage Association
1,346,197	Series 2013-41, Class ZA	3.00%	05/25/43	1,206,583
286,478	Series 2013-136, Class DZ	3.00%	01/25/44	256,476
300,198	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (c)	5.27%	06/25/48	292,419
148,679	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (c)	5.42%	07/25/49	146,082
351,720	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	5.37%	07/25/50	344,622
1,081,909	Series 2024-39, Class AV	3.00%	11/25/33	1,005,318
1,011,201	Series 2024-56, Class EV	5.00%	08/25/35	1,005,653
				9,550,822
	Commercial Mortgage-Backed Securities — 5.5%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,305,000	Series 2020-RR07, Class BX, IO (d)	2.61%	10/27/28	101,723
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
285,000	Series 2018-K158, Class A3	3.90%	10/25/33	266,914
5,380,207	Series 2019-K097, Class X1, IO (e)	1.09%	07/25/29	229,831
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	201,883
3,134,952	Series 2020-K115, Class X1, IO (e)	1.32%	06/25/30	187,793
6,279,986	Series 2021-K130, Class X1, IO (e)	1.04%	06/25/31	343,664
16,687,573	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	265,019
271,612	Series 2022-K142, Class A1	2.40%	12/25/31	242,971
1,776,500	Series 2022-K143, Class XAM, IO (e)	0.39%	04/25/55	44,457
4,437,000	Series 2024-K165, Class XAM, IO (e) (f)	0.91%	09/25/34	322,707
919,000	Series 2024-K757, Class XAM, IO (e)	1.18%	08/25/31	52,806
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	323,338

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association Alternative Credit Enhancement Securities
$333,782	Series 2024-M3, Class Z (e)	4.51%	04/25/53	$281,077
				2,864,183
	Pass-Through Securities — 15.6%
	Federal Home Loan Mortgage Corporation
639,641	Pool SD7550	3.00%	02/01/52	563,211
705,970	Pool ZS9776	3.50%	08/01/46	643,600
	Federal National Mortgage Association
508,692	Pool 310208	3.00%	03/01/48	437,910
494,970	Pool 310211	3.50%	07/01/48	442,583
274,857	Pool BF0207	4.50%	04/01/47	269,140
371,367	Pool BM7521	3.50%	10/01/48	336,268
398,443	Pool FM9712	3.50%	11/01/50	363,559
95,000	Pool TBA	2.50%	11/15/54	78,605
109,000	Pool TBA	3.00%	11/15/54	93,851
1,232,000	Pool TBA	3.50%	11/15/54	1,101,535
51,000	Pool TBA	4.00%	11/15/54	47,123
366,000	Pool TBA	5.00%	11/15/54	355,674
154,000	Pool TBA	2.50%	12/01/54	127,471
510,000	Pool TBA	3.00%	12/15/54	439,280
462,000	Pool TBA	3.50%	12/15/54	413,094
500,000	Pool TBA	4.00%	12/15/54	462,014
570,000	Pool TBA	4.50%	12/15/54	541,082
366,000	Pool TBA	5.00%	12/15/54	355,545
1,070,000	Pool TBA	5.50%	12/15/54	1,059,416
				8,130,961
	Total U.S. Government Agency Mortgage-Backed Securities			20,545,966
	(Cost $20,616,177)
CORPORATE BONDS AND NOTES — 21.3%
	Aerospace/Defense — 0.6%
55,000	Howmet Aerospace, Inc.	6.75%	01/15/28	58,298
150,000	Howmet Aerospace, Inc.	4.85%	10/15/31	149,000
30,000	Howmet Aerospace, Inc.	5.95%	02/01/37	31,703
50,000	Lockheed Martin Corp.	5.70%	11/15/54	52,900
30,000	Northrop Grumman Corp.	5.15%	05/01/40	29,347
				321,248
	Banks — 2.9%
85,000	Bank of America Corp. (g)	5.08%	01/20/27	85,234
145,000	Bank of America Corp. (g)	3.97%	02/07/30	139,589
50,000	Bank of America Corp. (g)	4.57%	04/27/33	48,192
50,000	Bank of New York Mellon (The) Corp. (g)	6.32%	10/25/29	52,807
30,000	Fifth Third Bancorp (g)	4.77%	07/28/30	29,549
45,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	43,938
60,000	Goldman Sachs Group (The), Inc. (g)	4.48%	08/23/28	59,550
100,000	Goldman Sachs Group (The), Inc. (g)	4.69%	10/23/30	98,722
60,000	JPMorgan Chase & Co. (g)	4.85%	07/25/28	60,095
185,000	JPMorgan Chase & Co. (g)	4.57%	06/14/30	182,397
45,000	JPMorgan Chase & Co. (g)	4.91%	07/25/33	44,568

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$90,000	Morgan Stanley (g)	4.68%	07/17/26	$89,740
50,000	Morgan Stanley (g)	4.43%	01/23/30	49,018
90,000	Morgan Stanley (g)	6.34%	10/18/33	96,892
50,000	PNC Financial Services Group (The), Inc. (g)	6.62%	10/20/27	51,790
40,000	PNC Financial Services Group (The), Inc.	3.45%	04/23/29	38,012
35,000	State Street Corp. (g)	5.10%	05/18/26	34,999
20,000	Truist Financial Corp. (g)	4.87%	01/26/29	19,931
30,000	US Bancorp (g)	6.79%	10/26/27	31,151
95,000	Wells Fargo & Co. (g)	4.54%	08/15/26	94,634
155,000	Wells Fargo & Co. (g)	4.81%	07/25/28	154,860
				1,505,668
	Beverages — 0.6%
140,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	130,789
40,000	Constellation Brands, Inc.	4.35%	05/09/27	39,680
30,000	Constellation Brands, Inc.	4.75%	05/09/32	29,430
35,000	Constellation Brands, Inc.	5.25%	11/15/48	33,638
40,000	Keurig Dr Pepper, Inc.	4.50%	04/15/52	34,338
40,000	Molson Coors Beverage Co.	4.20%	07/15/46	32,788
				300,663
	Biotechnology — 0.3%
140,000	Amgen, Inc.	5.65%	03/02/53	140,943
	Building Materials — 0.4%
165,000	CRH America Finance, Inc. (a)	3.95%	04/04/28	160,711
50,000	CRH America Finance, Inc.	5.40%	05/21/34	50,674
				211,385
	Commercial Services — 1.6%
215,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	207,262
90,000	Ashtead Capital, Inc. (a)	5.80%	04/15/34	91,240
200,000	Quanta Services, Inc.	5.25%	08/09/34	198,680
30,000	S&P Global, Inc.	3.70%	03/01/52	23,232
105,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	106,782
205,000	Verisk Analytics, Inc.	5.50%	06/15/45	199,886
				827,082
	Computers — 0.7%
225,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	204,791
160,000	Gartner, Inc. (a)	4.50%	07/01/28	156,264
				361,055
	Cosmetics/Personal Care — 0.1%
30,000	Haleon US Capital LLC	3.38%	03/24/27	29,136
	Diversified Financial Services — 0.6%
40,000	American Express Co. (g)	6.34%	10/30/26	40,564
40,000	Intercontinental Exchange, Inc.	3.63%	09/01/28	38,479
30,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	29,174
30,000	Intercontinental Exchange, Inc.	4.95%	06/15/52	28,364
50,000	Nasdaq, Inc.	5.55%	02/15/34	51,123
115,000	Nasdaq, Inc.	5.95%	08/15/53	119,749
				307,453

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 0.3%
$20,000	CenterPoint Energy Houston Electric LLC, Series AF	3.35%	04/01/51	$14,197
20,000	Duke Energy Carolinas LLC	5.30%	02/15/40	20,021
30,000	Florida Power & Light Co.	5.30%	04/01/53	29,778
30,000	Georgia Power Co.	4.30%	03/15/42	26,174
30,000	PECO Energy Co.	4.60%	05/15/52	26,766
30,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	29,828
				146,764
	Environmental Control — 0.2%
40,000	Republic Services, Inc.	6.20%	03/01/40	43,340
30,000	Veralto Corp.	5.45%	09/18/33	30,467
40,000	Waste Management, Inc.	4.15%	07/15/49	33,649
				107,456
	Food — 0.9%
85,000	Campbell Soup Co.	5.40%	03/21/34	86,008
30,000	Conagra Brands, Inc.	5.30%	10/01/26	30,297
165,000	Conagra Brands, Inc.	5.30%	11/01/38	159,194
100,000	J.M. Smucker (The) Co.	6.20%	11/15/33	106,838
30,000	Kraft Heinz Foods Co.	6.88%	01/26/39	33,850
35,000	Mondelez International, Inc.	2.63%	09/04/50	21,423
30,000	Sysco Corp.	6.60%	04/01/50	33,730
				471,340
	Healthcare-Products — 2.0%
185,000	Alcon Finance Corp. (a)	5.38%	12/06/32	188,447
115,000	Alcon Finance Corp. (a)	5.75%	12/06/52	119,641
125,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	131,962
180,000	Solventum Corp. (a)	5.60%	03/23/34	181,465
105,000	Solventum Corp. (a)	5.90%	04/30/54	105,264
90,000	Stryker Corp.	4.10%	04/01/43	75,906
30,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	30,446
30,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	30,603
200,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	198,224
				1,061,958
	Healthcare-Services — 2.8%
275,000	Centene Corp.	4.25%	12/15/27	266,246
155,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	142,227
55,000	Cigna Group (The)	5.40%	03/15/33	55,700
25,000	Elevance Health, Inc.	5.35%	10/15/25	25,151
30,000	Elevance Health, Inc.	4.75%	02/15/33	29,148
15,000	Elevance Health, Inc.	4.65%	01/15/43	13,330
50,000	Elevance Health, Inc.	5.13%	02/15/53	46,123
50,000	Elevance Health, Inc.	5.70%	02/15/55	50,298
235,000	HCA, Inc.	5.38%	09/01/26	236,392
20,000	HCA, Inc.	4.13%	06/15/29	19,269
20,000	HCA, Inc.	5.13%	06/15/39	18,900
35,000	HCA, Inc.	4.63%	03/15/52	28,787
65,000	IQVIA, Inc. (a)	5.70%	05/15/28	66,437
85,000	IQVIA, Inc.	5.70%	05/15/28	86,880
90,000	Quest Diagnostics, Inc.	6.40%	11/30/33	97,641

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$50,000	UnitedHealth Group, Inc.	5.88%	02/15/53	$52,441
240,000	Universal Health Services, Inc.	2.65%	10/15/30	208,208
				1,443,178
	Insurance — 2.0%
80,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	86,730
180,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	204,919
40,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	40,292
150,000	Brown & Brown, Inc.	4.20%	03/17/32	139,950
165,000	Brown & Brown, Inc.	5.65%	06/11/34	168,114
105,000	Brown & Brown, Inc.	4.95%	03/17/52	92,045
125,000	Marsh & McLennan Cos., Inc. (f)	5.35%	11/15/44	125,016
40,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	37,010
25,000	Ryan Specialty LLC (a)	5.88%	08/01/32	24,938
140,000	Willis North America, Inc.	4.65%	06/15/27	139,558
				1,058,572
	Lodging — 0.1%
40,000	Hyatt Hotels Corp.	5.75%	01/30/27	40,794
40,000	Marriott International, Inc., Series FF	4.63%	06/15/30	39,471
				80,265
	Media — 0.1%
6,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	5,995
40,000	Comcast Corp.	5.35%	05/15/53	38,797
				44,792
	Packaging & Containers — 0.7%
45,000	Berry Global, Inc. (a)	5.50%	04/15/28	45,152
125,000	Berry Global, Inc.	5.50%	04/15/28	125,423
55,000	Berry Global, Inc. (a)	5.65%	01/15/34	54,952
125,000	Packaging Corp. of America	5.70%	12/01/33	129,649
				355,176
	Pharmaceuticals — 0.3%
30,000	AbbVie, Inc.	4.40%	11/06/42	26,840
35,000	Becton Dickinson & Co.	4.30%	08/22/32	33,374
40,000	Becton Dickinson & Co.	5.11%	02/08/34	39,848
30,000	Zoetis, Inc.	5.60%	11/16/32	31,199
40,000	Zoetis, Inc.	4.45%	08/20/48	34,593
				165,854
	Pipelines — 0.3%
30,000	Energy Transfer, L.P.	4.75%	01/15/26	29,970
85,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	85,950
50,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	51,443
				167,363
	Real Estate — 0.5%
320,000	CoStar Group, Inc. (a)	2.80%	07/15/30	279,543
	Real Estate Investment Trusts — 0.3%
85,000	Crown Castle, Inc.	4.45%	02/15/26	84,628

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$30,000	Crown Castle, Inc.	2.90%	04/01/41	$21,435
40,000	VICI Properties, L.P.	4.95%	02/15/30	39,305
				145,368
	Retail — 0.1%
40,000	McDonald’s Corp.	4.88%	12/09/45	36,892
	Software — 2.3%
190,000	Atlassian Corp.	5.50%	05/15/34	193,375
30,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	30,279
85,000	Infor, Inc. (a)	1.75%	07/15/25	82,828
55,000	MSCI, Inc. (a)	4.00%	11/15/29	52,173
375,000	MSCI, Inc. (a)	3.88%	02/15/31	346,421
25,000	Oracle Corp.	5.80%	11/10/25	25,269
15,000	Oracle Corp.	6.25%	11/09/32	16,099
15,000	Oracle Corp.	6.13%	07/08/39	15,872
15,000	Oracle Corp.	5.55%	02/06/53	14,664
225,000	Oracle Corp.	5.38%	09/27/54	214,219
55,000	Roper Technologies, Inc.	3.80%	12/15/26	54,223
75,000	VMware LLC	4.70%	05/15/30	73,701
50,000	Workday, Inc.	3.70%	04/01/29	47,968
50,000	Workday, Inc.	3.80%	04/01/32	46,192
				1,213,283
	Telecommunications — 0.4%
55,000	AT&T, Inc.	3.65%	09/15/59	37,771
40,000	Cisco Systems, Inc.	5.30%	02/26/54	40,270
90,000	T-Mobile USA, Inc.	5.65%	01/15/53	90,261
40,000	Verizon Communications, Inc.	4.50%	08/10/33	38,090
20,000	Verizon Communications, Inc.	4.86%	08/21/46	18,402
				224,794
	Transportation — 0.1%
40,000	CSX Corp.	5.50%	04/15/41	40,776
30,000	Union Pacific Corp.	3.20%	05/20/41	23,160
				63,936
	Water — 0.1%
30,000	American Water Capital Corp.	5.15%	03/01/34	30,185
30,000	American Water Capital Corp.	4.30%	12/01/42	26,147
				56,332
	Total Corporate Bonds and Notes			11,127,499
	(Cost $11,027,170)
U.S. GOVERNMENT BONDS AND NOTES — 18.8%
300,000	U.S. Treasury Bond	4.50%	08/15/39	302,684
300,000	U.S. Treasury Bond	2.25%	05/15/41	220,559
136,000	U.S. Treasury Bond	3.25%	05/15/42	114,495
300,000	U.S. Treasury Bond	4.00%	11/15/42	279,844
300,000	U.S. Treasury Bond	4.38%	08/15/43	292,641
400,000	U.S. Treasury Bond	4.13%	08/15/44	375,687
695,000	U.S. Treasury Bond	2.25%	08/15/46	468,338
400,000	U.S. Treasury Bond	3.00%	08/15/48	306,148
800,000	U.S. Treasury Bond	3.00%	02/15/49	610,609

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$300,000	U.S. Treasury Bond	4.00%	11/15/52	$275,730
415,000	U.S. Treasury Bond	4.25%	08/15/54	399,405
450,000	U.S. Treasury Note	4.63%	09/15/26	453,630
100,000	U.S. Treasury Note	3.50%	09/30/26	98,789
1,100,000	U.S. Treasury Note	3.75%	08/15/27	1,089,172
750,000	U.S. Treasury Note	3.88%	10/15/27	744,873
121,000	U.S. Treasury Note	4.63%	04/30/29	123,314
125,000	U.S. Treasury Note	3.88%	09/30/29	123,371
750,000	U.S. Treasury Note	4.13%	10/31/29	749,209
540,000	U.S. Treasury Note	3.63%	03/31/30	525,572
1,000,000	U.S. Treasury Note	4.13%	07/31/31	994,160
1,000,000	U.S. Treasury Note	3.63%	09/30/31	964,453
300,000	U.S. Treasury Note	3.88%	08/15/34	290,297
	Total U.S. Government Bonds and Notes			9,802,980
	(Cost $9,772,797)
MORTGAGE-BACKED SECURITIES — 16.2%
	Collateralized Mortgage Obligations — 12.8%
	Arroyo Mortgage Trust
204,250	Series 2020-1, Class A1A (a)	1.66%	03/25/55	193,330
	BRAVO Residential Funding Trust
211,922	Series 2019-2, Class A3 (a)	3.50%	10/25/44	200,674
	COLT Mortgage Loan Trust
764,112	Series 2021-6, Class A1 (a)	1.91%	12/25/66	680,918
	Credit Suisse Mortgage Trust
324,979	Series 2018-RPL9, Class A (a)	3.85%	09/25/57	310,052
239,867	Series 2019-AFC1, Class A1 (a) (h)	3.57%	07/25/49	229,979
438,862	Series 2021-RPL6, Class A1 (a)	2.00%	10/25/60	391,422
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	266,116
216,334	Series 2022-1, Class A1 (a)	2.21%	01/25/67	187,061
	GCAT Trust
616,331	Series 2019-RPL1, Class A1 (a)	2.65%	10/25/68	590,310
	GS Mortgage-Backed Securities Trust
222,337	Series 2020-NQM1, Class A3 (a)	2.35%	09/27/60	211,393
	HOMES Trust
260,000	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (a) (h)	5.22%	08/25/59	257,607
	JP Morgan Mortgage Trust
763,855	Series 2017-6, Class A7 (a)	3.50%	12/25/48	685,902
272,934	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	5.80%	10/25/49	262,621
158,268	Series 2019-INV3, Class A3 (a)	3.50%	05/25/50	140,978
	MetLife Securitization Trust
378,174	Series 2018-1A, Class A (a)	3.75%	03/25/57	360,986
	New Residential Mortgage Loan Trust
217,517	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (c)	5.60%	01/25/48	213,272
	Onslow Bay Mortgage Loan Trust
301,498	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	252,408

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC
$258,358	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/28 (a) (h)	3.50%	05/25/54	$247,165
	Towd Point Mortgage Trust
246,827	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	5.85%	05/25/58	253,052
372,621	Series 2022-4, Class A1 (a)	3.75%	09/25/62	350,444
	Vista Point Securitization Trust
270,000	Series 2020-1, Class M1 (a)	4.15%	03/25/65	261,429
	Wells Fargo Mortgage Backed Securities Trust
131,614	Series 2019-1, Class A1 (a)	3.92%	11/25/48	125,270
				6,672,389
	Commercial Mortgage-Backed Securities — 3.4%
	Arbor Multifamily Mortgage Securities Trust
271,000	Series 2020-MF1, Class A5 (a)	2.76%	05/15/53	243,415
125,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	111,846
	BANK
4,937,501	Series 2020-BN26, Class XA, IO (e)	1.20%	03/15/63	239,630
	BBCMS Mortgage Trust
265,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	5.72%	03/15/37	249,584
	BMO Mortgage Trust
5,824,000	Series 2024-5C3, Class XA, IO (e)	1.12%	02/15/57	235,670
	CFCRE Commercial Mortgage Trust
309,145	Series 2017-C8, Class ASB	3.37%	06/15/50	304,105
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (a)	0.66%	08/10/44	237,675
	Wells Fargo Commercial Mortgage Trust
165,000	Series 2021-C61, Class ASB	2.53%	11/15/54	149,412
				1,771,337
	Total Mortgage-Backed Securities			8,443,726
	(Cost $8,453,233)
ASSET-BACKED SECURITIES — 8.4%
	Capital Street Master Trust
250,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (a) (b) (c)	3.08%	10/16/28	250,000
	Chase Auto Owner Trust
95,000	Series 2024-1A, Class A4 (a)	5.05%	10/25/29	96,256
250,000	Series 2024-4A, Class A4 (a)	4.95%	03/25/30	252,262
300,000	Series 2024-5A, Class A3 (a)	4.18%	08/27/29	297,566
	CoreVest American Finance Trust
300,000	Series 2020-1, Class A2 (a)	2.30%	03/15/50	281,206
78,249	Series 2020-2, Class A (a)	3.38%	05/15/52	77,350
190,688	Series 2020-3, Class A (a)	1.36%	08/15/53	183,346
314,460	Series 2021-2, Class A (a)	1.41%	07/15/54	293,382
	FNA VI LLC
248,691	Series 2021-1A, Class A (a)	1.35%	01/10/32	231,948
	Gracie Point International Funding LLC
100,000	Series 2024-1A, Class A, 90 Day Average SOFR + 1.70% (a) (c)	7.07%	03/01/28	100,388

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Honda Auto Receivables Owner Trust
$350,000	Series 2024-4, Class A3	4.33%	05/15/29	$348,643
	John Deere Owner Trust
369,000	Series 2024-C, Class A3	4.06%	06/15/29	364,152
	Nissan Auto Receivables Owner Trust
350,000	Series 2024-B, Class A3	4.34%	03/15/29	348,857
	Oscar US Funding XVII LLC
100,000	Series 2024-2A, Class A3 (a)	4.47%	03/12/29	100,122
	Pagaya AI Debt Grantor Trust
255,000	Series 2024-10, Class A (a) (f)	5.18%	06/15/32	255,000
	Porsche Innovative Lease Owner Trust
355,000	Series 2024-1A, Class A3 (a)	4.67%	11/22/27	354,878
255,000	Series 2024-2A, Class A3 (a)	4.35%	10/20/27	253,319
	Verizon Master Trust
307,000	Series 2024-6, Class A1A	4.17%	08/20/30	304,720
	Total Asset-Backed Securities			4,393,395
	(Cost $4,361,369)
FOREIGN CORPORATE BONDS AND NOTES — 4.1%
	Banks — 0.6%
75,000	Barclays PLC (g)	4.97%	05/16/29	74,672
45,000	Toronto-Dominion Bank (The)	4.69%	09/15/27	44,939
50,000	UBS AG	5.65%	09/11/28	51,563
165,000	UBS Group AG (a) (g)	4.19%	04/01/31	157,585
				328,759
	Beverages — 0.1%
40,000	Bacardi Ltd. / Bacardi-Martini B.V. (a)	5.25%	01/15/29	40,220
	Environmental Control — 0.1%
25,000	Waste Connections, Inc.	5.00%	03/01/34	24,824
35,000	Waste Connections, Inc.	2.95%	01/15/52	22,867
				47,691
	Healthcare-Services — 0.7%
40,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	41,129
300,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	307,450
				348,579
	Insurance — 0.2%
55,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	55,744
40,000	Aon Global Ltd.	4.75%	05/15/45	35,720
				91,464
	Media — 0.3%
175,000	Thomson Reuters Corp.	5.85%	04/15/40	180,608
	Packaging & Containers — 1.0%
85,000	CCL Industries, Inc. (a)	3.25%	10/01/26	82,544
240,000	CCL Industries, Inc. (a)	3.05%	06/01/30	215,983
155,000	Smurfit Kappa Treasury ULC (a)	5.20%	01/15/30	156,602
55,000	Smurfit Kappa Treasury ULC (a)	5.44%	04/03/34	55,395
				510,524
	Pharmaceuticals — 0.1%
30,000	AstraZeneca PLC	6.45%	09/15/37	33,653

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pipelines — 0.0%
$30,000	Enbridge, Inc.	4.25%	12/01/26	$29,754
	Retail — 0.1%
40,000	Alimentation Couche-Tard, Inc. (a)	5.27%	02/12/34	39,480
20,000	Alimentation Couche-Tard, Inc. (a)	5.62%	02/12/54	19,467
				58,947
	Software — 0.8%
40,000	Constellation Software, Inc. (a)	5.46%	02/16/34	40,661
370,000	Open Text Corp. (a)	6.90%	12/01/27	384,977
				425,638
	Transportation — 0.1%
30,000	Canadian National Railway Co.	6.13%	11/01/53	34,051
	Total Foreign Corporate Bonds and Notes			2,129,888
	(Cost $2,130,644)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
818,910	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (i)	818,910
	(Cost $818,910)
	Total Investments — 109.7%	57,262,364
	(Cost $57,180,300)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.0)%
(4)	U.S. 5-Year Treasury Futures Call	$(428,875)	$108.50	11/22/24	(844)
(2)	U.S. 10-Year Treasury Futures Call	(221,312)	114.00	02/21/25	(1,187)
(4)	U.S. Treasury Long Bond Futures Call	(471,875)	122.00	11/22/24	(2,250)
(2)	U.S. Treasury Long Bond Futures Call	(235,937)	124.00	11/22/24	(531)
(1)	U.S. Treasury Long Bond Futures Call	(117,969)	128.00	11/22/24	(63)
(1)	U.S. Treasury Long Bond Futures Call	(2,438)	122.00	02/21/25	(1,984)
(8)	U.S. Treasury Long Bond Futures Call	(19,500)	124.00	02/21/25	(11,500)
(5)	U.S. Treasury Long Bond Futures Call	(12,187)	126.00	02/21/25	(5,156)
(3)	U.S. Treasury Long Bond Futures Call	(7,313)	130.00	02/21/25	(1,594)
	Total Call Options Written				(25,109)
	(Premiums received $51,474)
	Put Options Written — (0.2)%
(3)	U.S. 5-Year Treasury Futures Put	(321,656)	105.00	11/22/24	(211)
(1)	U.S. 10-Year Treasury Futures Put	(110,031)	106.00	11/22/24	(78)
(18)	U.S. Treasury Long Bond Futures Put	(2,123,438)	121.00	11/22/24	(68,906)

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(4)	U.S. Treasury Long Bond Futures Put	$(9,750)	$117.00	02/21/25	$(11,938)
(4)	U.S. Treasury Long Bond Futures Put	(9,750)	120.00	02/21/25	(18,000)
	Total Put Options Written				(99,133)
	(Premiums received $37,453)
	Total Written Options				(124,242)
	(Premiums received $88,927)
	Net Other Assets and Liabilities — (9.5)%				(4,961,938)
	Net Assets — 100.0%				$52,176,184
Futures Contracts at October 31, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	27	Dec-2024	$5,560,523	$(33,142)
U.S. 5-Year Treasury Notes	10	Dec-2024	1,072,344	(12,151)
U.S. Treasury Long Bond Futures	9	Dec-2024	1,061,719	(58,874)
Ultra U.S. Treasury Bond Futures	9	Dec-2024	1,130,625	(43,875)
			$8,825,211	$(148,042)

Futures Contracts Short
U.S. 10-Year Treasury Notes	3	Dec-2024	$(331,406)	$1,547
Ultra 10-Year U.S. Treasury Notes	8	Dec-2024	(910,000)	34,047
			$(1,241,406)	$35,594
		Total	$7,583,805	$(112,448)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $15,177,418 or 29.1% of net assets.

(b)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
October 31, 2024, securities noted as such are valued at $1,250,997 or 2.4% of net assets.

(c)	Floating or variable rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2024. Interest will begin accruing on the security’s first settlement date.
(g)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at October 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Rate shown reflects yield as of October 31, 2024.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$20,545,966	$—	$20,545,966	$—
Corporate Bonds and Notes*	11,127,499	—	11,127,499	—
U.S. Government Bonds and Notes	9,802,980	—	9,802,980	—
Mortgage-Backed Securities	8,443,726	—	8,443,726	—
Asset-Backed Securities	4,393,395	—	4,393,395	—
Foreign Corporate Bonds and Notes*	2,129,888	—	2,129,888	—
Money Market Funds	818,910	818,910	—	—
Total Investments	57,262,364	818,910	56,443,454	—
Futures Contracts	35,594	35,594	—	—
Total	$57,297,958	$854,504	$56,443,454	$—

LIABILITIES TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(124,242)	$(124,242)	$—	$—
Futures Contracts	(148,042)	(148,042)	—	—
Total	$(272,284)	$(272,284)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 96.3%
	Commercial Mortgage-Backed Securities — 96.3%
	Arbor Multifamily Mortgage Securities Trust
$135,000	Series 2020-MF1, Class A5 (a)	2.76%	05/15/53	$121,258
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	134,215
	Aventura Mall Trust
480,000	Series 2018-AVM, Class A (a) (b)	4.11%	07/05/40	460,956
	BAMLL Commercial Mortgage Securities Trust
261,000	Series 2013-WBRK, Class A (a) (b)	3.53%	03/10/37	254,797
	BANK
2,921,490	Series 2018-BN10, Class XA, IO (b)	0.69%	02/15/61	55,224
500,000	Series 2018-BN13, Class A4	3.95%	08/15/61	482,728
350,000	Series 2019-BN19, Class A3	3.18%	08/15/61	314,668
4,130,352	Series 2019-BN23, Class XA, IO (b)	0.68%	12/15/52	119,026
2,466,342	Series 2020-BN26, Class XA, IO (b)	1.20%	03/15/63	119,698
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	344,717
425,000	Series 2021-BN33, Class A5	2.56%	05/15/64	365,859
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	5.72%	03/15/37	565,095
500,000	Series 2022-C16, Class A5	4.60%	06/15/55	485,171
250,000	Series 2022-C18, Class A4	5.44%	12/15/55	256,284
500,000	Series 2023-C22, Class A4	6.52%	11/15/56	549,716
275,000	Series 2024-5C25, Class AS	6.36%	03/15/57	285,073
	Benchmark Mortgage Trust
470,000	Series 2020-B18, Class A5	1.93%	07/15/53	394,596
200,000	Series 2021-B23, Class AAB	1.77%	02/15/54	180,220
4,897,867	Series 2024-V6, Class XA, IO (b)	1.34%	03/15/57	243,838
	BMO Mortgage Trust
325,000	Series 2023-C5, Class ASB	5.99%	06/15/56	340,271
250,000	Series 2024-C8, Class ASB	5.79%	03/15/57	259,296
70,000	Series 2024-C9, Class A5	5.76%	07/15/57	73,288
	BPR Mortgage Trust
500,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	519,218
	BPR Trust
71,609	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (c)	6.67%	06/15/38	71,308
	BX Commercial Mortgage Trust
282,588	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	5.85%	04/15/34	279,598
	CFCRE Commercial Mortgage Trust
7,732,100	Series 2017-C8, Class XA, IO (b)	1.47%	06/15/50	213,684
	Citigroup Commercial Mortgage Trust
408,649	Series 2018-C5, Class A3	3.96%	06/10/51	394,431
450,000	Series 2019-C7, Class A4	3.10%	12/15/72	410,303
300,000	Series 2020-555, Class A (a)	2.65%	12/10/41	257,577
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (a)	0.66%	08/10/44	237,675
	CSAIL Commercial Mortgage Trust
226,000	Series 2015-C3, Class B (b)	4.11%	08/15/48	203,879
	GS Mortgage Securities Trust
304,877	Series 2017-GS6, Class A2	3.16%	05/10/50	290,976

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	ILPT Trust
$225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	$215,985
	JP Morgan Chase Commercial Mortgage Securities Trust
365,000	Series 2019-OSB, Class A (a)	3.40%	06/05/39	331,399
	KIND Trust
495,860	Series 2021-KIND, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	5.87%	08/15/38	489,059
	Life Mortgage Trust
425,000	Series 2022-BMR2, Class A1, 1 Mo. CME Term SOFR + 1.30% (a) (c)	6.10%	05/15/39	413,639
	Manhattan West Mortgage Trust
550,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	503,365
	Morgan Stanley Bank of America Merrill Lynch Trust
280,000	Series 2016-C32, Class A4	3.72%	12/15/49	271,369
	Morgan Stanley Capital I Trust
272,420	Series 2017-HR2, Class A3	3.33%	12/15/50	259,943
290,000	Series 2018-L1, Class A3	4.14%	10/15/51	282,682
11,689,993	Series 2019-L2, Class XA, IO (b)	1.00%	03/15/52	415,011
	MSWF Commercial Mortgage Trust
250,000	Series 2023-2, Class A5	6.01%	12/15/56	266,880
	NYO Commercial Mortgage Trust
500,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	6.01%	11/15/38	489,631
	One Bryant Park Trust
250,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	218,397
	Ready Capital Mortgage Financing LLC
88,513	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	5.80%	07/25/36	88,046
	Wells Fargo Commercial Mortgage Trust
500,000	Series 2018-C47, Class A4	4.44%	09/15/61	488,845
110,000	Series 2021-C61, Class ASB	2.53%	11/15/54	99,608
225,000	Series 2022-C62, Class ASB	4.14%	04/15/55	217,736
	WFLD Mortgage Trust
324,746	Series 2014-MONT, Class A (a) (b)	3.75%	08/10/31	292,972
	Total Mortgage-Backed Securities			14,629,210
	(Cost $14,469,491)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
	Commercial Mortgage-Backed Securities — 1.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (d)	2.47%	09/27/28	116,193
585,000	Series 2020-RR07, Class BX, IO (d)	2.61%	10/27/28	45,600
	Total U.S. Government Agency Mortgage-Backed Securities			161,793
	(Cost $162,940)
U.S. GOVERNMENT BONDS AND NOTES — 0.2%
38,000	U.S. Treasury Note	4.38%	05/15/34	38,276
	(Cost $38,160)

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
246,651	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (e)	$246,651
	(Cost $246,651)

	Total Investments — 99.2%	15,075,930
	(Cost $14,917,242)
	Net Other Assets and Liabilities — 0.8%	115,320
	Net Assets — 100.0%	$15,191,250
Futures Contracts at October 31, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	10	Dec-2024	$2,059,453	$(16,531)
U.S. 5-Year Treasury Notes	13	Dec-2024	1,394,047	(27,180)
U.S. 10-Year Treasury Notes	5	Dec-2024	552,344	(14,875)
		Total	$4,005,844	$(58,586)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $5,944,190 or 39.1% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Rate shown reflects yield as of October 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$14,629,210	$—	$14,629,210	$—
U.S. Government Agency Mortgage-Backed Securities	161,793	—	161,793	—
U.S. Government Bonds and Notes	38,276	—	38,276	—
Money Market Funds	246,651	246,651	—	—
Total Investments	$15,075,930	$246,651	$14,829,279	$—

LIABILITIES TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(58,586)	$(58,586)	$—	$—

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 76.5%
	Collateralized Mortgage Obligations — 33.3%
	BRAVO
$255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	$254,789
	BRAVO Residential Funding Trust
275,000	Series 2024-NQM3, Class B1 (a)	8.10%	03/25/64	277,407
	Connecticut Avenue Securities Trust
240,000	Series 2022-R01, Class 1B2, 30 Day Average SOFR + 6.00% (a) (b)	10.86%	12/25/41	252,732
255,000	Series 2024-R03, Class 2M2, 30 Day Average SOFR + 1.95% (a) (b)	6.81%	03/25/44	257,382
	Cross Mortgage Trust
470,000	Series 2024-H2, Class B1B (a) (c)	8.28%	04/25/69	460,911
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	266,116
	FARM Mortgage Trust
605,281	Series 2024-1, Class B (a) (c)	5.13%	10/01/53	497,135
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (d)	8.90%	03/25/29	451,957
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (d)	11.58%	03/25/29	260,400
	MFA Trust
253,624	Series 2022-INV3, Class A1, steps up to 7.00% on 09/01/2026 (a) (d)	6.00%	10/25/57	253,274
	PRPM
275,000	Series 2024-3, Class A2, steps up to 12.56% on 5/25/2027 (a) (d)	9.56%	05/25/29	273,172
	PRPM LLC
269,282	Series 2020-6, Class A2, steps up to 8.70% on 11/25/2024 (a) (d)	7.70%	11/25/25	268,098
	PRPM Trust
275,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/25/68	276,632
	Towd Point Mortgage Trust
240,757	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.85%	05/25/58	246,830
	Verus Securitization Trust
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	262,178
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	285,031
260,000	Series 2024-INV2, Class B2 (a) (c)	7.99%	08/26/69	254,392
				5,098,436
	Commercial Mortgage-Backed Securities — 43.2%
	BANK
1,054,524	Series 2019-BN22, Class XA, IO (c)	0.59%	11/15/62	26,754
977,332	Series 2019-BN24, Class XA, IO (c)	0.63%	11/15/62	27,624
7,500,000	Series 2021-BN31, Class XB, IO (c)	0.87%	02/15/54	344,717
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	5.72%	03/15/37	565,095
9,999,436	Series 2024-5C25, Class XA, IO (c)	1.19%	03/15/57	447,622
	Benchmark Mortgage Trust
8,896,125	Series 2024-V6, Class XA, IO (c)	1.34%	03/15/57	442,889

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Commercial Mortgage Trust
$500,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (a) (b)	7.75%	04/15/34	$486,355
	BX Trust
375,000	Series 2021-ARIA, Class E, 1 Mo. CME Term SOFR + CSA + 2.25% (a) (b)	7.16%	10/15/36	372,805
	CFCRE Commercial Mortgage Trust
7,732,100	Series 2017-C8, Class XA, IO (c)	1.47%	06/15/50	213,683
	Credit Suisse Mortgage Trust
400,000	Series 2020-WEST, Class A (a)	3.04%	02/15/35	315,321
	CSAIL Commercial Mortgage Trust
285,000	Series 2015-C3, Class B (c)	4.11%	08/15/48	257,104
	Del Amo Fashion Center Trust
300,000	Series 2017-AMO, Class D (a) (c)	3.64%	06/05/35	268,902
	Great Wolf Trust
300,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (a) (b)	8.44%	03/15/39	303,177
	Hilton USA Trust
325,000	Series 2016-HHV, Class E (a) (c)	4.19%	11/05/38	309,847
	JP Morgan Chase Commercial Mortgage Securities Trust
121,136	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.26% (a) (b)	6.06%	06/15/35	105,530
	Life Mortgage Trust
297,425	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (b)	7.87%	03/15/38	287,490
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	303,003
	Morgan Stanley Capital I Trust
11,689,993	Series 2019-L2, Class XA, IO (c)	1.00%	03/15/52	415,011
	NYO Commercial Mortgage Trust
265,000	Series 2021-1290, Class C, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (b)	6.91%	11/15/38	250,267
310,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (b)	7.46%	11/15/38	287,980
	SHR Trust
250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (b)	9.25%	10/15/41	251,833
	WFLD Mortgage Trust
347,942	Series 2014-MONT, Class A (a) (c)	3.75%	08/10/31	313,898
				6,596,907
	Total Mortgage-Backed Securities			11,695,343
	(Cost $11,569,679)
ASSET-BACKED SECURITIES — 15.9%
	AMSR Trust
280,000	Series 2020-SFR3, Class I (a)	7.38%	09/17/37	279,042
	CoreVest American Finance Trust
100,000	Series 2020-3, Class B (a)	2.20%	08/15/53	84,909
254,964	Series 2021-1, Class A (a)	1.57%	04/15/53	242,715
	Exeter Automobile Receivables Trust
250,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	254,752

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	FNA VI LLC
$52,643	Series 2021-1A, Class A (a)	1.35%	01/10/32	$49,098
	GLS Auto Receivables Issuer Trust
250,000	Series 2023-4A, Class D (a)	7.18%	08/15/29	260,286
	LHOME Mortgage Trust
275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (d)	10.73%	05/25/29	276,227
	Pagaya AI Debt Trust
259,933	Series 2023-6, Class C (a)	8.49%	06/16/31	265,506
259,884	Series 2024-2, Class C (a)	7.57%	08/15/31	263,011
450,000	Series 2024-3, Class D (a)	9.00%	10/15/31	450,460
	Total Asset-Backed Securities			2,426,006
	(Cost $2,384,228)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.9%
	Collateralized Mortgage Obligations — 1.8%
	Federal Home Loan Mortgage Corporation
287,289	Series 2019-4911, Class FB, 30 Day Average SOFR + CSA + 0.45% (b)	5.42%	09/25/49	281,821
				281,821
	Commercial Mortgage-Backed Securities — 3.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	116,193
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
940,000	Series K755, Class X3, IO (c)	5.64%	02/25/31	261,974
	Government National Mortgage Association
1,970,202	Series 2024-32, Class IO, IO (c)	0.71%	06/16/63	98,170
				476,337
	Pass-Through Securities — 2.0%
	Federal National Mortgage Association
108,000	Pool TBA	4.50%	12/15/54	102,521
200,000	Pool TBA	5.50%	12/15/54	198,021
				300,542
	Total U.S. Government Agency Mortgage-Backed Securities			1,058,700
	(Cost $1,045,235)

Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
281,487	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (f)	281,487
	(Cost $281,487)

	Total Investments — 101.2%	15,461,536
	(Cost $15,280,629)
	Net Other Assets and Liabilities — (1.2)%	(181,255)
	Net Assets — 100.0%	$15,280,281

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Futures Contracts at October 31, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	14	Dec-2024	$2,883,234	$(11,864)
U.S. 5-Year Treasury Notes	19	Dec-2024	2,037,453	(26,306)
U.S. 10-Year Treasury Notes	8	Dec-2024	883,750	(7,609)
Ultra 10-Year U.S. Treasury Notes	2	Dec-2024	227,500	(969)
			$6,031,937	$(46,748)

Futures Contracts Short
U.S. Treasury Long Bond Futures	7	Dec-2024	$(825,781)	$15,921
		Total	$5,206,156	$(30,827)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $11,945,945 or 78.2% of net assets.

(b)	Floating or variable rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Rate shown reflects yield as of October 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$11,695,343	$—	$11,695,343	$—
Asset-Backed Securities	2,426,006	—	2,426,006	—
U.S. Government Agency Mortgage-Backed Securities	1,058,700	—	1,058,700	—
Money Market Funds	281,487	281,487	—	—
Total Investments	15,461,536	281,487	15,180,049	—
Futures Contracts	15,921	15,921	—	—
Total	$15,477,457	$297,408	$15,180,049	$—

LIABILITIES TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(46,748)	$(46,748)	$—	$—

First Trust Exchange-Traded Fund IV
Additional Information
October 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.